Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 21 – FINANCIAL INSTRUMENTS

A.	Risk management policy

The Company’s activities expose it to various financial risks such as market risks (including currency risk, fair value risk in respect of interest rate and price risk), credit risk, liquidity risk and cash flow risk in respect of interest rate. The Company’s comprehensive risk management plan focuses on activities aimed to mitigate any potential adverse effects on the Company’s financial performance. The Company does not use derivative financial instruments to hedge Company’s exposures risk is conducted by Company’s management.

B.	Credit risks

Concentrations of credit risks may arise from exposures to a single trade receivable or groups of trade receivables with shared characteristics, such that their ability to meet their obligations is expected to be similarly affected by changes in economic or other conditions. As of the reporting dates, the Company has a significant concentration of credit risks.

The Company’s cash and cash equivalents and deposits are held in highly rated financial institutions. In the opinion of the Company, the exposure to credit risk in respect of these financial instruments is low.

The Company regularly assesses the creditworthiness of its customers. In the Company’s opinion, based on past experience and/or the customers’ credit worthiness, there is no significant credit risk in respect of the trade receivable balance; therefore, the general provision in respect of the trade receivable balance was found to be negligible, and a specific provision in respect of credit losses was also recognized at a negligible amount.

C.	Classification of financial instruments

	As of December 31
	2023	2022
Financial assets
Cash and cash equivalents (including deposits with banks)	597	89
Loans and receivables	2,452	2,853
	3,049	2,942

Financial liabilities
Financial liabilities measured at amortized cost	2,725	3,672
Financial liabilities measured at fair value through profit and loss	574	522
	3,299	4,194

D.	Fair value of financial instruments

(1)	Classification of financial instruments within the fair value hierarchy

Financial instruments presented in the statement of financial position at fair value, are classified into groups with similar characteristics, within a fair value hierarchy that is determined based on the source of the data used to measure the fair value, as follows:

Level 1: Quoted prices (unadjusted) in an active market for identical assets or liabilities.

Level 2: Inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

Level 3: Inputs that are not based on observable market data (assessment techniques not using observable market input).

(2)	Set forth below is the classification of the Company’s financial instruments, that are measured at fair value through profit and loss, in accordance with the above hierarchy as of the reporting dates:

	Level 1	Level 3	Total
As at December 31, 2023

Financial liabilities	-	574	574

As of December 31, 2022

Financial liabilities	-	522	522

(3)	Set forth below are the movements in the Company’s Level 3 financial liabilities measured at fair value through profit and loss in the reporting periods:

For the year ended December 31, 2023:
Balance as of at January 1, 2023	522
Total loss (profit) recognized in profit and loss	52
For the year ended of December 31, 2023	574
Balance as of January 1, 2022	1,394
SAFE	343

Total (profit) loss recognized in profit and loss	(1,215)
For the year ended of December 31, 2022	522

In the reported years there were no transfers between Level 1 and Level 2 and Level 3.

(4)	In the opinion of the Company, the fair value of the remaining financial instruments included in the statement of financial position as of the reporting date is equal to or approximates their carrying amount, except for lease liabilities, which are measured in accordance with IFRS 16.

E.	Currency risk

Currency risk is the risk that the value of a financial instrument will fluctuate as a result of changes in the exchange rate of a foreign currency (other than the Company’s functional currency). Set forth below are the linkage terms of the Company’s financial instruments (in USD thousand) as of the reporting date:

As of December 31, 2023:

	NIS	Unlinked	Other	Total

Cash and cash equivalents (including deposits with banks)	539	58	-	597
Loans and receivables	1,747	704	1	2,452
Total financial assets	2,286	762	1	3,049

Loans from interested parties and others	43	-	-	43
Warrants	165	-	-	165
Trade payable	421	836	58	1,315
Other accounts payables	527	647	-	1,174
SAFE	409	-	-	409
Loans from banks	98	-	-	98
Lease liabilities	95	-	-	95
Total financial liabilities	1,758	1,483	58	3,299

Total financial assets (liabilities), net	528	(721)	(57)	(250)

As of December 31, 2022:

	NIS	Unlinked	Other	Total

Cash and cash equivalents (including deposits with banks)	20	55	14	89
Loans and receivables	279	2,254	320	2,853
Total financial assets	299	2,309	334	2,942

Loans from interested parties and others	-	50	-	50
Warrants	157	-	-	157
Trade payable	300	1,816	105	2,221
Other accounts payables	434	636	-	1,070
SAFE	365	-	-	365
Loans from banks	171	-	-	171
Liabilities for employee benefits, net	32	-	-	32
Lease liabilities	128	-	-	128
Total financial liabilities	1,587	2,502	105	4,194

Total financial assets (liabilities), net	(1,288)	(193)	229	(1,252)

As of the reporting date, the Company has net financial assets linked to NIS at the total amount of $528. A 10% increase in the exchange rate of NIS against the dollar would lead to a $53 increase in the Company’s net income and to an equal amount decrease in capital deficiency. A 10% decrease in the exchange rate of NIS against the dollar would lead to a $53 decrease in the Company’s net income and to an equal amount decrease in capital deficiency.

F.	Risk in respect of interest rate

Fair value risk in respect of interest rate is the risk that the value of a financial instrument will fluctuate as a result of changes in the market interest rate. The Company’s risk in respect of interest rate stems mainly from loans from others, at the total amount of $99 (principal) as of the reporting date; the loans bear interest at a fixed rate (see Note 13).

Cash flow risk in respect of interest rate is the risk that the value of the future cash flows of a financial instrument will fluctuate as a result of changes in the market interest rates. The Company’s cash flow risk in respect of interest rate stems mainly from bank credit, at the total amount of $99 as of the reporting date; the credit bears variable interest based on the Prime rate (see Note 13).

G.	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations arising from its financial liabilities settled in cash or other financial assets. The Company mitigates the liquidity risk by regularly monitoring its actual and expected cash flows.

Set forth below are the repayment dates of the Company’s financial liabilities (other than financial liabilities measured at fair value through profit and loss) in accordance with their contractual terms and at undiscounted amounts (including interest payments) as of the reporting dates:

As of December 31, 2023:

	Up to one year	One to two years	From two years to three years	Total

Trade payable	1,315	-	-	1,315
Payables and credit balances	1,175	-	-	1,175
Lease liability	65	33	1	99
Credit from banking corporations	73	26	-	99
	2,628	59	1	2,688

As of December 31, 2022:

	Up to one year	One to two years	From two years to three years	Total

Trade payable	2,221	-	-	2,221
Payables and credit balances	1,070	-	-	1,070
Lease liability	74	54	20	148
Credit from banking corporations	86	114	-	200
	3,451	168	20	3,639